Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c),(d)	27,056	0
Loral Space & Communications, Inc.(b)	6	248
Ziff Davis Holdings, Inc.(a),(b),(d)	553	6
Total		254
Total Communication Services		254
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	362	42,680
Total Consumer Discretionary		42,680
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	13,421
Total Industrials		13,421
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c),(d)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,986)		56,355

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d),(e)
Subordinated
06/12/2015	0.000%	296,350	—
Total Convertible Bonds (Cost $—)			—

Corporate Bonds & Notes 86.1%

Aerospace & Defense 2.4%
Bombardier, Inc.(f)
10/15/2022	6.000%	209,000	207,980
03/15/2025	7.500%	618,000	617,907
04/15/2027	7.875%	565,000	561,801
TransDigm, Inc.(f)
03/15/2026	6.250%	2,347,000	2,520,312
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	3,301,000	3,473,570
03/15/2027	7.500%	866,000	940,097
Total			8,321,667
Automotive 0.3%
IAA Spinco, Inc.(f)
06/15/2027	5.500%	179,000	190,041
Panther BF Aggregator 2 LP/Finance Co., Inc.(f)
05/15/2026	6.250%	327,000	344,129
05/15/2027	8.500%	511,000	517,460
Total			1,051,630
Banking 0.5%
Ally Financial, Inc.
11/01/2031	8.000%	1,351,000	1,867,644
Brokerage/Asset Managers/Exchanges 0.1%
VFH Parent LLC/Orchestra Co-Issuer, Inc.(f)
06/15/2022	6.750%	186,000	192,378
Building Materials 1.2%
American Builders & Contractors Supply Co., Inc.(f)
12/15/2023	5.750%	698,000	719,730
05/15/2026	5.875%	805,000	846,115
Beacon Roofing Supply, Inc.(f)
11/01/2025	4.875%	1,823,000	1,787,718
Beacon Roofing Supply, Inc.(f),(g)
11/15/2026	4.500%	514,000	518,272
James Hardie International Finance DAC(f)
01/15/2025	4.750%	308,000	317,837
Total			4,189,672
Cable and Satellite 7.9%
CCO Holdings LLC/Capital Corp.(f)
05/01/2025	5.375%	548,000	568,551
05/01/2027	5.125%	4,765,000	4,973,988
06/01/2029	5.375%	499,000	531,163
CSC Holdings LLC(f)
07/15/2023	5.375%	1,899,000	1,949,696
10/15/2025	6.625%	426,000	456,622
02/01/2028	5.375%	1,199,000	1,265,694
04/01/2028	7.500%	1,151,000	1,298,765
02/01/2029	6.500%	2,125,000	2,357,919
CSC Holdings LLC(f),(h)
01/15/2030	5.750%	1,208,000	1,262,301
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
11/15/2024	5.875%	1,443,000	1,430,206
07/01/2026	7.750%	2,547,000	2,590,503
Sirius XM Radio, Inc.(f)
07/15/2024	4.625%	393,000	407,844
07/15/2026	5.375%	1,292,000	1,357,979
Viasat, Inc.(f)
04/15/2027	5.625%	305,000	321,775
Virgin Media Secured Finance PLC(f)
01/15/2026	5.250%	1,121,000	1,150,497
05/15/2029	5.500%	1,559,000	1,630,140
Ziggo BV(f)
01/15/2027	5.500%	4,103,000	4,295,640
Total			27,849,283
Chemicals 2.8%
Angus Chemical Co.(f)
02/15/2023	8.750%	944,000	936,390
Axalta Coating Systems LLC(f)
08/15/2024	4.875%	653,000	676,218
CF Industries, Inc.
03/15/2034	5.150%	229,000	239,322
03/15/2044	5.375%	129,000	130,066
Chemours Co. (The)
05/15/2023	6.625%	775,000	766,102
05/15/2027	5.375%	174,000	150,362
INEOS Group Holdings SA(f)
08/01/2024	5.625%	469,000	483,231
Platform Specialty Products Corp.(f)
12/01/2025	5.875%	2,123,000	2,220,541
PQ Corp.(f)
11/15/2022	6.750%	1,505,000	1,558,054
12/15/2025	5.750%	921,000	950,886
SPCM SA(f)
09/15/2025	4.875%	669,000	683,456
Starfruit Finco BV/US Holdco LLC(f)
10/01/2026	8.000%	1,213,000	1,209,497
Total			10,004,125
Construction Machinery 1.4%
H&E Equipment Services, Inc.
09/01/2025	5.625%	1,009,000	1,040,321
Herc Holdings, Inc.(f)
07/15/2027	5.500%	777,000	808,045
Ritchie Bros. Auctioneers, Inc.(f)
01/15/2025	5.375%	301,000	313,896
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
09/15/2026	5.875%	1,636,000	1,744,573
12/15/2026	6.500%	934,000	1,018,361
Total			4,925,196
Consumer Cyclical Services 1.4%
APX Group, Inc.
12/01/2022	7.875%	2,118,000	2,106,561
APX Group, Inc.(f)
11/01/2024	8.500%	585,000	591,670
frontdoor, Inc.(f)
08/15/2026	6.750%	330,000	361,074
Prime Security Services Borrower LLC/Finance, Inc.(f)
04/15/2026	5.750%	710,000	738,738
Uber Technologies, Inc.(f)
11/01/2023	7.500%	94,000	94,715
09/15/2027	7.500%	923,000	915,800
Total			4,808,558
Consumer Products 2.1%
Energizer Holdings, Inc.(f)
07/15/2026	6.375%	348,000	373,027
01/15/2027	7.750%	679,000	755,874
Mattel, Inc.(f)
12/31/2025	6.750%	661,000	690,740
Prestige Brands, Inc.(f)
12/15/2021	5.375%	1,151,000	1,156,906
03/01/2024	6.375%	1,563,000	1,629,729
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	560,000	578,405
Spectrum Brands, Inc.
07/15/2025	5.750%	1,129,000	1,177,214
Valvoline, Inc.
07/15/2024	5.500%	407,000	423,396
08/15/2025	4.375%	795,000	809,734
Total			7,595,025
Diversified Manufacturing 0.6%
BWX Technologies, Inc.(f)
07/15/2026	5.375%	259,000	273,159
CFX Escrow Corp.(f)
02/15/2024	6.000%	282,000	298,881
02/15/2026	6.375%	247,000	265,998
Gates Global LLC/Co.(f)
07/15/2022	6.000%	77,000	76,959
MTS Systems Corp.(f)
08/15/2027	5.750%	182,000	189,484

2	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(f)
11/01/2026	6.125%	173,000	182,905
SPX FLOW, Inc.(f)
08/15/2024	5.625%	164,000	170,135
TriMas Corp.(f)
10/15/2025	4.875%	126,000	128,501
WESCO Distribution, Inc.
06/15/2024	5.375%	501,000	518,226
Zekelman Industries, Inc.(f)
06/15/2023	9.875%	164,000	172,629
Total			2,276,877
Electric 5.1%
AES Corp. (The)
03/15/2023	4.500%	624,000	638,466
09/01/2027	5.125%	1,218,000	1,294,627
Calpine Corp.
01/15/2025	5.750%	842,000	862,082
Calpine Corp.(f)
06/01/2026	5.250%	542,000	561,555
Clearway Energy Operating LLC
08/15/2024	5.375%	3,252,000	3,335,570
09/15/2026	5.000%	519,000	533,988
Clearway Energy Operating LLC(f)
10/15/2025	5.750%	331,000	348,247
NextEra Energy Operating Partners LP(f)
07/15/2024	4.250%	492,000	508,565
10/15/2026	3.875%	678,000	679,514
09/15/2027	4.500%	2,127,000	2,191,665
NRG Energy, Inc.
01/15/2027	6.625%	1,483,000	1,608,247
NRG Energy, Inc.(f)
06/15/2029	5.250%	975,000	1,048,239
Pattern Energy Group, Inc.(f)
02/01/2024	5.875%	963,000	992,489
TerraForm Power Operating LLC(f)
01/31/2028	5.000%	1,154,000	1,205,505
Vistra Operations Co. LLC(f)
09/01/2026	5.500%	366,000	383,332
02/15/2027	5.625%	1,114,000	1,173,458
07/31/2027	5.000%	676,000	696,644
Total			18,062,193
Environmental 0.1%
Clean Harbors, Inc.(f)
07/15/2027	4.875%	259,000	271,262
07/15/2029	5.125%	181,000	192,114
Total			463,376
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 2.2%
Global Aircraft Leasing Co., Ltd. PIK(f)
09/15/2024	6.500%	882,000	893,119
Navient Corp.
03/25/2021	5.875%	223,000	230,813
06/15/2022	6.500%	1,023,000	1,095,182
10/25/2024	5.875%	673,000	682,067
Provident Funding Associates LP/Finance Corp.(f)
06/15/2025	6.375%	1,013,000	984,943
Quicken Loans, Inc.(f)
05/01/2025	5.750%	1,818,000	1,878,405
Springleaf Finance Corp.
03/15/2023	5.625%	550,000	589,826
03/15/2024	6.125%	1,226,000	1,322,104
Total			7,676,459
Food and Beverage 2.5%
B&G Foods, Inc.
04/01/2025	5.250%	1,221,000	1,250,440
09/15/2027	5.250%	637,000	651,076
Darling Ingredients, Inc.(f)
04/15/2027	5.250%	128,000	134,614
FAGE International SA/U.S.A. Dairy Industry, Inc.(f)
08/15/2026	5.625%	577,000	517,305
Lamb Weston Holdings, Inc.(f)
11/01/2024	4.625%	352,000	370,733
11/01/2026	4.875%	620,000	652,423
Performance Food Group, Inc.(f)
10/15/2027	5.500%	550,000	578,803
Post Holdings, Inc.(f)
03/01/2025	5.500%	368,000	385,343
08/15/2026	5.000%	1,366,000	1,417,541
03/01/2027	5.750%	1,807,000	1,916,557
01/15/2028	5.625%	431,000	456,768
12/15/2029	5.500%	621,000	648,254
Total			8,979,857
Gaming 4.1%
Boyd Gaming Corp.
05/15/2023	6.875%	824,000	855,430
08/15/2026	6.000%	481,000	509,174
Caesars Resort Collection LLC/CRC Finco, Inc.(f)
10/15/2025	5.250%	550,000	562,617
Eldorado Resorts, Inc.
04/01/2025	6.000%	944,000	997,111
09/15/2026	6.000%	540,000	592,780
International Game Technology PLC(f)
02/15/2025	6.500%	1,074,000	1,191,652
01/15/2027	6.250%	379,000	419,953

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jack Ohio Finance LLC/1 Corp.(f)
11/15/2021	6.750%	1,083,000	1,106,102
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	383,000	405,909
01/15/2028	4.500%	533,000	552,982
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(f)
02/01/2027	5.750%	1,223,000	1,375,010
MGM Resorts International
12/15/2021	6.625%	1,946,000	2,110,110
Scientific Games International, Inc.(f)
10/15/2025	5.000%	1,246,000	1,287,241
03/15/2026	8.250%	669,000	709,741
Stars Group Holdings BV/Co-Borrower LLC(f)
07/15/2026	7.000%	528,000	559,846
Wynn Las Vegas LLC/Capital Corp.(f)
03/01/2025	5.500%	867,000	909,817
Wynn Resorts Finance LLC/Capital Corp.(f)
10/01/2029	5.125%	305,000	319,603
Total			14,465,078
Health Care 5.2%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	101,000	101,909
03/01/2024	6.500%	1,063,000	1,110,280
AMN Healthcare, Inc.(f),(g)
10/01/2027	4.625%	157,000	158,284
Avantor, Inc.(f)
10/01/2024	6.000%	335,000	358,877
10/01/2025	9.000%	299,000	336,576
Change Healthcare Holdings LLC/Finance, Inc.(f)
03/01/2025	5.750%	1,127,000	1,145,088
Charles River Laboratories International, Inc.(f)
04/01/2026	5.500%	321,000	340,628
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	725,000	720,687
Encompass Health Corp.
02/01/2028	4.500%	306,000	309,337
02/01/2030	4.750%	306,000	309,147
HCA, Inc.
09/01/2028	5.625%	2,707,000	3,020,040
02/01/2029	5.875%	503,000	565,804
Hill-Rom Holdings, Inc.(f)
02/15/2025	5.000%	527,000	547,885
Hologic, Inc.(f)
10/15/2025	4.375%	973,000	997,178
02/01/2028	4.625%	290,000	300,602
IQVIA, Inc.(f)
05/15/2027	5.000%	669,000	701,768
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(f)
08/15/2026	6.250%	447,000	469,168
Teleflex, Inc.
06/01/2026	4.875%	368,000	385,320
11/15/2027	4.625%	599,000	625,220
Tenet Healthcare Corp.
05/01/2025	5.125%	635,000	644,601
Tenet Healthcare Corp.(f)
01/01/2026	4.875%	1,205,000	1,238,158
02/01/2027	6.250%	1,663,000	1,730,736
11/01/2027	5.125%	2,067,000	2,134,490
Total			18,251,783
Healthcare Insurance 1.5%
Centene Corp.
01/15/2025	4.750%	1,045,000	1,073,908
Centene Corp.(f)
06/01/2026	5.375%	1,258,000	1,316,478
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,752,000	1,829,684
WellCare Health Plans, Inc.(f)
08/15/2026	5.375%	854,000	912,392
Total			5,132,462
Home Construction 1.1%
Lennar Corp.
06/01/2026	5.250%	656,000	710,482
06/15/2027	5.000%	739,000	793,147
Meritage Homes Corp.
04/01/2022	7.000%	491,000	540,756
Taylor Morrison Communities, Inc.(f)
01/15/2028	5.750%	520,000	565,165
Taylor Morrison Communities, Inc./Holdings II(f)
04/15/2023	5.875%	824,000	881,336
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	339,000	361,935
Total			3,852,821
Independent Energy 5.7%
Callon Petroleum Co.
10/01/2024	6.125%	296,000	291,929
07/01/2026	6.375%	1,788,000	1,748,698
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,258,000	1,190,137
Centennial Resource Production LLC(f)
01/15/2026	5.375%	620,000	595,281
04/01/2027	6.875%	677,000	675,665

4	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Energy Corp.
10/01/2026	7.500%	1,042,000	714,841
CrownRock LP/Finance, Inc.(f)
10/15/2025	5.625%	3,057,000	3,080,417
Indigo Natural Resources LLC(f)
02/15/2026	6.875%	385,000	347,480
Jagged Peak Energy LLC
05/01/2026	5.875%	902,000	903,961
Matador Resources Co.
09/15/2026	5.875%	1,448,000	1,452,845
MEG Energy Corp.(f)
01/15/2025	6.500%	235,000	242,571
Parsley Energy LLC/Finance Corp.(f)
06/01/2024	6.250%	632,000	656,903
08/15/2025	5.250%	1,284,000	1,302,659
10/15/2027	5.625%	1,945,000	2,011,050
QEP Resources, Inc.
03/01/2026	5.625%	482,000	416,007
SM Energy Co.
06/01/2025	5.625%	268,000	230,076
09/15/2026	6.750%	1,032,000	904,723
01/15/2027	6.625%	373,000	321,677
WPX Energy, Inc.
09/15/2024	5.250%	1,117,000	1,138,064
06/01/2026	5.750%	1,340,000	1,375,418
10/15/2027	5.250%	516,000	520,592
Total			20,120,994
Leisure 0.5%
Cedar Fair LP(f)
07/15/2029	5.250%	370,000	396,552
Live Nation Entertainment, Inc.(f)
11/01/2024	4.875%	512,000	531,147
Viking Cruises Ltd.(f)
09/15/2027	5.875%	675,000	714,386
Total			1,642,085
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	672,000	706,438
Marriott Ownership Resorts, Inc.(f),(g)
01/15/2028	4.750%	191,000	192,988
Total			899,426
Media and Entertainment 3.7%
Clear Channel Worldwide Holdings, Inc.(f)
08/15/2027	5.125%	1,685,000	1,759,721
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Sports Group LLC/Finance Co.(f)
08/15/2026	5.375%	1,249,000	1,296,062
iHeartCommunications, Inc.
05/01/2026	6.375%	471,595	510,699
05/01/2027	8.375%	472,474	510,854
iHeartCommunications, Inc.(f)
08/15/2027	5.250%	1,011,000	1,055,112
Match Group, Inc.
06/01/2024	6.375%	787,000	827,494
Netflix, Inc.
04/15/2028	4.875%	1,364,000	1,386,490
11/15/2028	5.875%	1,450,000	1,576,966
Netflix, Inc.(f)
05/15/2029	6.375%	92,000	101,890
11/15/2029	5.375%	1,039,000	1,084,407
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	1,396,000	1,439,057
Outfront Media Capital LLC/Corp.(f)
08/15/2027	5.000%	424,000	444,564
Scripps Escrow, Inc.(f)
07/15/2027	5.875%	296,000	300,895
TEGNA, Inc.(f)
09/15/2029	5.000%	764,000	773,664
Total			13,067,875
Metals and Mining 2.9%
Alcoa Nederland Holding BV(f)
09/30/2024	6.750%	477,000	502,352
09/30/2026	7.000%	298,000	323,104
Big River Steel LLC/Finance Corp.(f)
09/01/2025	7.250%	430,000	455,476
Constellium NV(f)
02/15/2026	5.875%	2,189,000	2,285,395
Freeport-McMoRan, Inc.
09/01/2029	5.250%	519,000	518,066
03/15/2043	5.450%	2,112,000	1,905,009
HudBay Minerals, Inc.(f)
01/15/2023	7.250%	421,000	435,764
01/15/2025	7.625%	1,634,000	1,659,742
Novelis Corp.(f)
08/15/2024	6.250%	399,000	418,464
09/30/2026	5.875%	1,796,000	1,884,830
Total			10,388,202
Midstream 5.6%
Antero Midstream Partners LP/Finance Corp.(f)
03/01/2027	5.750%	480,000	401,102

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	320,000	350,228
Cheniere Energy Partners LP
10/01/2026	5.625%	985,000	1,045,872
Cheniere Energy Partners LP(f)
10/01/2029	4.500%	1,274,000	1,305,855
DCP Midstream Operating LP
05/15/2029	5.125%	1,244,000	1,264,913
04/01/2044	5.600%	2,548,000	2,400,575
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	746,000	742,339
Holly Energy Partners LP/Finance Corp.(f)
08/01/2024	6.000%	897,000	936,612
NGPL PipeCo LLC(f)
12/15/2037	7.768%	1,036,000	1,342,477
Northwest Pipeline LLC
12/01/2025	7.125%	150,000	183,076
NuStar Logistics LP
06/01/2026	6.000%	390,000	421,714
04/28/2027	5.625%	798,000	842,907
Rockies Express Pipeline LLC(f)
07/15/2029	4.950%	1,070,000	1,068,643
Rockpoint Gas Storage Canada Ltd.(f)
03/31/2023	7.000%	860,000	862,908
Sunoco LP/Finance Corp.
01/15/2023	4.875%	349,000	358,533
02/15/2026	5.500%	930,000	971,485
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	2,140,000	2,213,530
01/15/2028	5.000%	2,216,000	2,243,006
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	944,201
Total			19,899,976
Oil Field Services 1.0%
Apergy Corp.
05/01/2026	6.375%	1,043,000	1,040,170
Nabors Industries, Inc.
02/01/2025	5.750%	1,258,000	951,076
SESI LLC
09/15/2024	7.750%	293,000	165,491
Transocean Guardian Ltd.(f)
01/15/2024	5.875%	448,560	454,812
Transocean Sentry Ltd.(f)
05/15/2023	5.375%	1,035,000	1,033,706
Total			3,645,255
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.3%
KAR Auction Services, Inc.(f)
06/01/2025	5.125%	1,083,000	1,123,453
Other REIT 0.9%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	508,000	525,785
03/15/2027	5.375%	1,301,000	1,389,067
iStar, Inc.
04/01/2022	6.000%	727,000	748,240
Ryman Hospitality Properties, Inc.(f)
10/15/2027	4.750%	450,000	461,042
Total			3,124,134
Packaging 2.7%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(f)
09/15/2022	4.250%	1,244,000	1,260,846
02/15/2025	6.000%	798,000	834,085
Ardagh Packaging Finance PLC/Holdings USA, Inc.(f)
08/15/2026	4.125%	640,000	645,005
08/15/2027	5.250%	876,000	888,605
Berry Global Escrow Corp.(f)
07/15/2026	4.875%	614,000	635,703
Berry Global, Inc.
07/15/2023	5.125%	1,480,000	1,516,959
BWAY Holding Co.(f)
04/15/2024	5.500%	1,005,000	1,034,600
Reynolds Group Issuer, Inc./LLC(f)
07/15/2023	5.125%	1,437,000	1,475,014
Trivium Packaging Finance BV(f)
08/15/2026	5.500%	1,201,000	1,258,870
Total			9,549,687
Pharmaceuticals 2.8%
Bausch Health Companies, Inc.(f)
04/15/2025	6.125%	656,000	680,678
11/01/2025	5.500%	673,000	704,383
12/15/2025	9.000%	803,000	901,421
04/01/2026	9.250%	1,860,000	2,112,326
01/31/2027	8.500%	705,000	791,604
01/15/2028	7.000%	424,000	456,224
Catalent Pharma Solutions, Inc.(f)
01/15/2026	4.875%	569,000	585,061
07/15/2027	5.000%	187,000	193,978
Horizon Pharma USA, Inc.(f)
08/01/2027	5.500%	218,000	228,045
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(f)
08/01/2023	6.375%	2,618,000	2,710,575

6	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Par Pharmaceutical, Inc.(f)
04/01/2027	7.500%	517,000	473,952
Total			9,838,247
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(c),(e),(f)
12/01/2097	0.000%	30,000	0
Lumbermens Mutual Casualty Co.(e)
Subordinated
07/01/2026	0.000%	645,000	7
Total			7
Restaurants 1.0%
1011778 BC ULC/New Red Finance, Inc.(f)
10/15/2025	5.000%	2,125,000	2,200,950
01/15/2028	3.875%	768,000	772,764
Yum! Brands, Inc.(f)
01/15/2030	4.750%	393,000	405,604
Total			3,379,318
Retailers 0.6%
L Brands, Inc.
06/15/2029	7.500%	463,000	460,852
11/01/2035	6.875%	388,000	336,666
PetSmart, Inc.(f)
06/01/2025	5.875%	1,419,000	1,418,617
Total			2,216,135
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc.(f)
03/15/2026	7.500%	401,000	449,599
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	331,000	341,509
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(f)
02/15/2028	5.875%	472,000	500,312
Total			1,291,420
Technology 5.3%
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	2,134,000	2,143,812
Camelot Finance SA(f)
10/15/2024	7.875%	1,129,000	1,173,590
CDK Global, Inc.
06/01/2027	4.875%	1,146,000	1,195,257
CommScope Finance LLC(f)
03/01/2024	5.500%	490,000	503,439
03/01/2026	6.000%	568,000	587,969
CommScope Technologies LLC(f)
06/15/2025	6.000%	841,000	762,341
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gartner, Inc.(f)
04/01/2025	5.125%	1,146,000	1,200,138
Iron Mountain, Inc.
08/15/2024	5.750%	1,023,000	1,033,958
Iron Mountain, Inc.(f)
09/15/2029	4.875%	900,000	913,848
MSCI, Inc.(f)
08/01/2026	4.750%	566,000	594,487
NCR Corp.
07/15/2022	5.000%	1,139,000	1,151,443
12/15/2023	6.375%	1,152,000	1,183,502
NCR Corp.(f)
09/01/2027	5.750%	507,000	525,354
09/01/2029	6.125%	637,000	672,067
PTC, Inc.
05/15/2024	6.000%	1,656,000	1,741,938
Qorvo, Inc.(f)
10/15/2029	4.375%	477,000	480,251
Qualitytech LP/QTS Finance Corp.(f)
11/15/2025	4.750%	1,403,000	1,450,242
Refinitiv US Holdings, Inc.(f)
11/15/2026	8.250%	321,000	354,501
Sensata Technologies, Inc.(f)
02/15/2030	4.375%	242,000	241,881
VeriSign, Inc.
07/15/2027	4.750%	617,000	647,468
Total			18,557,486
Transportation Services 1.3%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	100,000	102,029
Avis Budget Car Rental LLC/Finance, Inc.(f)
03/15/2025	5.250%	1,319,000	1,359,433
Hertz Corp. (The)(f)
06/01/2022	7.625%	1,350,000	1,405,282
10/15/2024	5.500%	681,000	681,097
08/01/2026	7.125%	575,000	599,718
XPO Logistics, Inc.(f)
06/15/2022	6.500%	488,000	497,387
Total			4,644,946
Wireless 6.5%
Altice France SA(f)
05/01/2026	7.375%	2,749,000	2,949,430
02/01/2027	8.125%	817,000	902,689
01/15/2028	5.500%	977,000	989,085
SBA Communications Corp.
09/01/2024	4.875%	2,648,000	2,747,909

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Capital Corp.
11/15/2028	6.875%	1,535,000	1,673,225
Sprint Communications, Inc.(f)
03/01/2020	7.000%	6,194,000	6,297,514
Sprint Corp.
02/15/2025	7.625%	779,000	856,702
03/01/2026	7.625%	1,214,000	1,342,251
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	3,159,000	3,400,919
02/01/2026	4.500%	603,000	621,380
02/01/2028	4.750%	992,000	1,039,462
Total			22,820,566
Wirelines 2.1%
CenturyLink, Inc.
06/15/2021	6.450%	483,000	508,133
03/15/2022	5.800%	1,511,000	1,591,001
04/01/2024	7.500%	2,196,000	2,453,176
Frontier Communications Corp.(f)
04/01/2026	8.500%	359,000	359,318
Telecom Italia Capital SA
09/30/2034	6.000%	335,000	355,919
Zayo Group LLC/Capital, Inc.(f)
01/15/2027	5.750%	2,165,000	2,217,491
Total			7,485,038
Total Corporate Bonds & Notes (Cost $294,148,816)			303,660,334

Foreign Government Obligations(i) 0.2%

Canada 0.2%
NOVA Chemicals Corp.(f)
06/01/2027	5.250%	543,000	565,991
Total Foreign Government Obligations (Cost $562,837)			565,991

Senior Loans 3.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Nouryon Finance BV/AkzoNobel(j),(k)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.292%	851,442	832,711
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.0%
Vertiv Group Corp.(j),(k)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	0.000%	221,000	209,950
Diversified Manufacturing 0.3%
Gates Global LLC(j),(k)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/01/2024	4.794%	1,017,871	1,000,872
Finance Companies 0.2%
Ellie Mae, Inc.(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	6.044%	760,000	760,319
Food and Beverage 0.4%
8th Avenue Food & Provisions, Inc.(h),(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.792%	1,334,385	1,336,614
Health Care 0.0%
Avantor Funding, Inc.(j),(k)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/21/2024	5.044%	143,978	145,013
Metals and Mining 0.5%
Big River Steel LLC(h),(j),(k)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.104%	1,641,540	1,625,124
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(j),(k)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025	5.550%	1,026,788	1,021,510
Technology 1.7%
Ascend Learning LLC(j),(k)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.044%	1,172,821	1,167,321

8	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dun & Bradstreet Corp. (The)(j),(k)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.054%	1,059,000	1,065,237
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(j),(k)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.294%	1,014,569	1,007,802
Project Alpha Intermediate Holding, Inc.(j),(k)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.810%	189,212	186,374
3-month USD LIBOR + 4.250% 04/26/2024	6.560%	568,707	567,996
Refinitiv US Holdings, Inc.(f),(j),(k)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.794%	965,568	970,396
Tempo Acquisition LLC(j),(k)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.044%	508,092	509,575
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ultimate Software Group, Inc. (The)(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.794%	422,000	424,110
Total			5,898,811
Total Senior Loans (Cost $12,812,926)			12,830,924

Money Market Funds 10.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(l),(m)	35,619,296	35,615,734
Total Money Market Funds (Cost $35,615,734)		35,615,734
Total Investments in Securities (Cost: $343,472,299)		352,729,338
Other Assets & Liabilities, Net		166,624
Net Assets		352,895,962

At September 30, 2019, securities and/or cash totaling $707,865 were pledged as collateral.
Investments in derivatives
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	3.504	USD	11,820,000	17,386	—	—	17,386	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2019, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2019, the total value of these securities amounted to $7, which represents less than 0.01% of total net assets.
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $183,134,091, which represents 51.89% of total net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at September 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(k)	Variable rate security. The interest rate shown was the current rate as of September 30, 2019.
(l)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	10,785,044	104,203,228	(79,368,976)	35,619,296	481	—	523,299	35,615,734
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019